Convertible Instruments and Accrued Interest - Convertible Note - Placement Agent Notes and Short-term Notes (Details)			1 Months Ended		3 Months Ended					6 Months Ended
	May 05, 2023 USD ($) $ / shares shares	Apr. 28, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) item $ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Nov. 30, 2023 USD ($) $ / shares shares	Jan. 31, 2023
Debt Instrument [Line Items]
Warrants to purchase common shares, shares | shares						21,500,000		71,100,000
Term of warrants						5 years		5 years			10 years
Class of warrants, exercise price | $ / shares			$ 0.306	$ 0.306		$ 0.50	$ 0.306	$ 0.50	$ 0.50
Stock offering costs						$ 400,000		$ 2,000,000.0	$ 2,800,000
Number of share in a unit | item				1
Number of warrant in a unit | item				1
Intraday volume weighted average price, Percentage				90.00%
Loss on note extinguishment			$ 2.4		$ (2,406,000)					$ (4,490,000)
Placement Agent Notes
Debt Instrument [Line Items]
Convertible notes, interest rate	6.00%	6.00%		6.00%			6.00%
Debt instrument term	18 months	18 months					18 months
Convertible note, aggregate principal	$ 1,000,000.0	$ 1,000,000.0		$ 2,300,000			$ 2,300,000
Principal amount of debt issued				$ 1,300,000
Class of warrants, exercise price | $ / shares	$ 0.50	$ 0.50
Proceeds from issuance of warrants	$ 900,000	$ 900,000
Proceeds from sale of notes							1,100,000
Notes issuance costs							$ 200,000
Stock offering costs	$ 100,000	$ 100,000
Loss on note extinguishment			$ (2,100,000)
Placement Agent Notes | Short-term Notes
Debt Instrument [Line Items]
Convertible notes, interest rate					10.00%					10.00%
Convertible note, aggregate principal					$ 300,000					$ 300,000
Term of warrants					5 years					5 years
Class of warrants, exercise price | $ / shares					$ 0.35					$ 0.35
Proceeds from sale of notes										$ 200,000
Notes issuance costs										$ 37,500
Discount rate on sale price of units sold, considered for conversion of notes										20.00%
Number of warrants to purchase common stock shares agreed to issue for each dollar of principal amount of Short-term Notes sold | shares					1					1
Placement Agent Notes | Placement Agent Warrants Issue One
Debt Instrument [Line Items]
Warrants to purchase common shares, shares | shares	1,000,000.0	1,000,000.0		1,300,000			1,300,000
Term of warrants	3 years	3 years		3 years			3 years
Class of warrants, exercise price | $ / shares				$ 0.50			$ 0.50
Placement Agent Notes | Placement Agent Warrants Issue Two
Debt Instrument [Line Items]
Warrants to purchase common shares, shares | shares	300,000	300,000		400,000			400,000
Term of warrants	10 years	10 years		10 years			10 years
Class of warrants, exercise price | $ / shares				$ 0.26			$ 0.26